Risk management - Non derivative hedging instrument (Details) - Cash flow hedges - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risk management
Opening balance	$ 7,347	$ 7,343
Reassignment of hedging instruments	658	1,316
Execution of hedging transactions for export sales	(658)	(1,316)
Designation of new hedge items	0	4
Closing balance	$ 7,347	$ 7,347